23. Income Taxes (Details - Deferred income taxes) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets:
Net operating loss carry forwards	$ 69,847	$ 63,776
Temporary differences due to accrued warranty costs	508	916
Investment in subsidiaries	4,796	6,662
Credits	16	16
Allowance for bad debts	22	396
Fair value adjustment arising from subsidiaries acquisition	457	657
Stock compensation	711	1,021
Unrealized gain/(loss) on derivatives	5,389	7,733
Unrealized investment gain/(loss)	4,644	6,663
CFC trade payable	2,098	2,153
Other temporary difference	13	575
Total deferred tax assets	88,501	90,568
Valuation allowance	(87,912)	(89,543)
Total deferred income tax assets	589	1,025
Deferred income tax liabilities:
Fair value adjustment arising from subsidiaries acquisition	632	3,863
Other	116	168
Total deferred income tax liabilities	748	4,031
Net deferred tax liabilities	$ 159	$ 3,006